Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income Expenses Net
Other operating income, net1	R$ 507,014	R$ 59,063	R$ 99,307
Other operating expenses	232,283	339,513	71,382
Other operating income (expenses), net	R$ 274,731	R$ (280,450)	R$ 27,925